Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of acquired receivables [abstract]
Summary of Receivables

	2023	2022
	€	€
Current tax receivable	615,538	—
VAT receivables	423,486	382,468
	1,039,024	382,468